Balance Sheet Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Accounts payable	$ 4,740	$ 4,194
Accrued expenses	4,608	3,786
Accrued vacation, salaries and wages	5,006	4,857
Interest payable	632	774
Taxes payable	1,196	1,078
Total accounts payable and accrued liabilities	16,182	14,689
Advance billings and customer deposits	3,554	3,411
Dividends payable	1,494	1,440
Special distribution to noncontrolling interest		4,500
Other	1,357	1,872
Total other current liabilities	$ 6,405	$ 11,223